Employee Benefit Plans (Tables)	3 Months Ended
Jun. 30, 2015
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	For the three months ended June 30,		For the six months ended June 30,

	2015	2014	2015	2014
Components of net periodic benefit cost:
Service cost	$6,149	$4,743	$12,521	$9,482
Interest cost	6,972	7,408	13,915	14,812
Expected return on plan assets	(4,104)	(3,925)	(8,202)	(7,850)
Amortization of unrealized losses	8,106	4,355	17,335	8,709
Net periodic benefit costs	$17,123	$12,581	$35,569	$25,153